Schedule of warrants (Details)	12 Months Ended
Jun. 30, 2025 $ / shares
Listed warrants [member]
IfrsStatementLineItems [Line Items]
Grant date	29 March 2022
Exercise price	$ 82.50
Exercisable from	29 March 2022
Exercisable to	29 March 2027
Unlisted warrants [member]
IfrsStatementLineItems [Line Items]
Grant date	29 March 2022
Exercise price	$ 103.12
Exercisable from	29 March 2022
Exercisable to	29 March 2027